13F-HR
          03/31/2006

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-8800

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      05/02/2006

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                34
FORM 13F Information Table Value Total:                           275,873

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203    18,189          423,400        SH    SOLE             423,400
America Movil                 ADR     02364W105    21,591          630,200        SH    SOLE             630,200
Banco Itau                    ADR     059602201    13,697          460,100        SH    SOLE             460,100
Banco Macro Bansud            ADR     05961W105       578           25,200        SH    SOLE              25,200
Banco Santander               ADR     05965X109     3,523           80,800        SH    SOLE              80,800
Banco de Chile                ADR     059520106       671           16,700        SH    SOLE              16,700
Bancolombia                   ADR     05968L102     1,714           49,100        SH    SOLE              49,100
Buenaventura                  ADR     204448104       859           34,780        SH    SOLE              34,780
Bunge Limited                 COM     G1692105      1,109           19,900        SH    SOLE              19,900
Cementos Mexicanos            ADR     151290889    15,886          243,345        SH    SOLE             243,345
Copel (Cia. Par. de Energ.)   ADR     20441B407     9,679          985,600        SH    SOLE             985,600
Credicorp Ltd.                ADR     G2519Y108     1,546           58,400        SH    SOLE              58,400
Desarrolladora Homex          ADR     25030W100     1,480           41,900        SH    SOLE              41,900
Enersis                       ADR     29274F104     1,675          141,200        SH    SOLE             141,200
Femsa                         ADR     344419106     8,634           94,200        SH    SOLE              94,200
Gerdau S.A.                   ADR     373737105    19,854          881,635        SH    SOLE             881,635
Goldfields Limited            ADR     38059T106    14,140          643,300        SH    SOLE             643,300
Grupo Aeroportuario de Pacifi ADR     400506101       990           31,000        SH    SOLE              31,000
Grupo Televisa                ADR     40049J206    12,617          634,000        SH    SOLE             634,000
I.R.S.A.                      GDR     450047204     1,082           91,266        SH    SOLE              91,266
ICA                           ADS     292448206     1,181           32,266        SH    SOLE              32,266
MTS                           ADR     607409109     6,319          190,900        SH    SOLE             190,900
POSCO (Pohang Iron and Steel) ADR     693483109     2,743           43,000        SH    SOLE              43,000
PT Telekomunikasi Indo(Telkom ADR     715684106     3,218          106,181        SH    SOLE             106,181
Petrobras                     ADR     71654V101    49,804          623,720        SH    SOLE             623,720
Philippine Long Distance T.   ADR     718252604     1,281           34,100        SH    SOLE              34,100
Promotora Y Operadora         ADS     74343W100       253           20,950        SH    SOLE              20,950
Southern Peru Ltd.            ADR     84265V105       760            9,000        SH    SOLE               9,000
Telecom Argentina             ADR     879273209     1,772          130,900        SH    SOLE             130,900
Telenorte Leste Wireline Co.  ADR     879246106    11,202          671,600        SH    SOLE             671,600
Tenaris SA                    ADR     88031M109     1,850           10,238        SH    SOLE              10,238
Unibanco                      GDR     90458E107    19,534          264,300        SH    SOLE             264,300
Vale Do Rio Doce              ADR     204412100    22,579          522,300        SH    SOLE             522,300
Vimpelcom                     ADR     68370R109     3,862           89,800        SH    SOLE              89,800